Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 06, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for First PEO ($) (1)(4)	Compensation Actually Paid to First PEO ($) (1)(5)	Summary Compensation Table Total for Second PEO ($) (2)(4)	Compensation Actually Paid to Second PEO ($) (2)(5)	Summary Compensation Table Total for Third PEO ($) (3)(4)	Compensation Actually Paid to Third PEO ($) (3)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (6)	Average Compensation Actually Paid to Non-NEO PEOs ($) (7)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($ in millions)	Adjusted EBITDA(10) ($ in millions)
									Total Shareholder Return ($) (8)	Peer Group Total Shareholder Return ($) (8)
(a)	(b)	(c)	(d)	(e)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	—	—	3,464,119	(19,754,948)	10,361,434	6,734,905	2,494,664	(5,247,650)	70.82	72.36	44.4	47.7
2021	26,526,940	2,973,403	—	—	—	—	6,616,186	9,523,295	188.02	114.92	(375.1)	32.7
_______________

Company Selected Measure Name			adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The first PEO is Clinton Carnell, who served as our PEO in 2021 through December 31, 2021. Any Stock or Option Awards granted in the year were forfeited in the year and therefore had a zero value as of the end of the year. Compensation Actually Paid reflects the sum of Salary and All Other Compensation for the year.The second PEO is Brenton L. Saunders, who served as our interim CEO from January 1, 2022 to February 6, 2022.The third PEO is Andrew Stanleick, who served as our PEO for the remainder of 2022 after Mr. Saunders resumed his role as our Executive Chairman for the fiscal year of 2022.This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2021-2022 NEOs
Liyuan Woo
Indra Pamamull
Daniel Watson
Stephan Becker

Peer Group Issuers, Footnote [Text Block]			Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. Peer Group Total Shareholder Return is based on the S&P Consumer Discretionary Select Sector Index, which is what we have used for Item 201(e) purposes in our 10-K.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the Summary Compensation Table total compensation under the methodology prescribed under the PvP Rules as shown in the adjustment table below.

	2021	2022
	PEO 1 ($)	PEO 2 ($)	PEO 3 ($)
Summary Compensation Table Total (a)	26,526,940	3,464,119	10,361,434
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(23,553,537)	(2,984,131)	(8,857,355)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	—	1,883,965	4,626,669
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (c)	—	(18,760,356)	—
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (c)	—	450,363	604,157
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (c)	—	(3,808,908)	—
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid	2,973,403	(19,754,948)	6,734,905
(a)We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not applicable to our analysis and no adjustments have been made.
(b)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See “Note 13 – Equity-Based Compensation” to the Consolidated Financial Statements of our Form 10-K for additional details on the valuation assumptions used at grant for the most-recently disclosed fiscal year. The information below summarizes the assumptions used to value our stock options and performance stock units containing a market condition (as defined under the relevant accounting standard, ASC 718).
Option Awards: The range of estimates used in the option fair value calculations are as follows:

Assumption	2022	2021
Expected Term	4.60 – 8.75	5.60 – 6.00
Volatility	61.91% - 68.19%	53.52%
Dividend Yield	0%	0%
Risk-Free Rate	3.04% - 3.94%	1.32% - 1.35%
PSUs with Market Conditions: The range of estimates for performance-based awards with market conditions are as follows:

Assumption	2022	2021
Volatility	69.69% - 77.08%	56.06% - 57.17%
Dividend Yield	0%	0%
Risk-Free Rate	4.31%	1.02% - 1.08%

Non-PEO NEO Average Total Compensation Amount			$ 2,494,664	$ 6,616,186
Non-PEO NEO Average Compensation Actually Paid Amount			$ (5,247,650)	9,523,295
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	This figure is the average of compensation actually paid to our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the PvP Rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2021	2022
Summary Compensation Table Total (a)	6,616,186	2,494,664
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(6,042,926)	(1,815,649)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	8,950,035	840,930
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (c)	—	(4,047,912)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (c)	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (c)	—	(662,834)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(2,056,849)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	9,523,295	(5,247,650)
(a)We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not applicable to our analysis and no adjustments have been made.
(b)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(c)In accordance with PvP Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The assumptions used for determining the fair values shown in this table are the same as those shown for the preceding table describing the calculations performed in arriving at compensation actually paid for our PEO.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid for PEOs and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The following chart shows the relationship between compensation actually paid to our PEOs and average compensation actually paid to our Non-PEO NEOs and our TSR, as well as the relationship between our TSR and the TSR of our peer group.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid for PEOs and NEOs (Average) vs. Net Income
The following chart shows the relationship between compensation actually paid to our PEOs and average compensation actually paid to our Non-PEO NEOs and net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid for PEOs and NEOs (Average) vs. Adjusted EBITDA
The following chart shows the relationship between compensation actually paid to our PEOs and average compensation actually paid to our Non-PEO NEOs and adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid for PEOs and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
The following chart shows the relationship between compensation actually paid to our PEOs and average compensation actually paid to our Non-PEO NEOs and our TSR, as well as the relationship between our TSR and the TSR of our peer group.

Tabular List [Table Text Block]			Adjusted EBITDA •Revenue •TSR
Total Shareholder Return Amount			$ 70.82	188.02
Peer Group Total Shareholder Return Amount			72.36	114.92
Net Income (Loss)			$ 44,400,000	$ (375,100,000)
Company Selected Measure Amount			47,700,000	32,700,000
Additional 402(v) Disclosure [Text Block]			Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]			In the Company's assessment, adjusted EBITDA is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2022 to link compensation actually paid to performance. For a reconciliation of our net income (loss) on a GAAP basis to adjusted net income (loss) to adjusted EBITDA, see "Non-GAAP Financial Measures - Adjusted Net Income, Adjusted EBITDA and Adjusted EBTIDA Margin" in Item 7 "Management's Discussion and Analysis of Financial Condition and Results of Operation" in our Form 10-K for the fiscal year ended December 31, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			TSR
Clinton Carnell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	$ 26,526,940
PEO Actually Paid Compensation Amount			0	$ 2,973,403
PEO Name				Clinton Carnell
Brenton L. Saunders [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,464,119	$ 0
PEO Actually Paid Compensation Amount			(19,754,948)	0
PEO Name	Brenton L. Saunders
Andrew Stanleick [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			10,361,434	0
PEO Actually Paid Compensation Amount			6,734,905	0
PEO Name		Andrew Stanleick
PEO [Member] | Clinton Carnell [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(23,553,537)
PEO [Member] | Clinton Carnell [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Clinton Carnell [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Clinton Carnell [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Clinton Carnell [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Clinton Carnell [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Clinton Carnell [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Brenton L. Saunders [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,984,131)
PEO [Member] | Brenton L. Saunders [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,883,965
PEO [Member] | Brenton L. Saunders [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(18,760,356)
PEO [Member] | Brenton L. Saunders [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			450,363
PEO [Member] | Brenton L. Saunders [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,808,908)
PEO [Member] | Brenton L. Saunders [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Brenton L. Saunders [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Andrew Stanleick [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,857,355)
PEO [Member] | Andrew Stanleick [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,626,669
PEO [Member] | Andrew Stanleick [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Andrew Stanleick [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			604,157
PEO [Member] | Andrew Stanleick [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Andrew Stanleick [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Andrew Stanleick [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,815,649)	(6,042,926)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			840,930	8,950,035
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,047,912)	0
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(662,834)	0
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,056,849)	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0